Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our Named Executive Officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2022, 2023 and 2024 fiscal years. Note that for our Named Executive Officers other than our CEO, or principal executive officer (“PEO”), compensation is reported as an average.

	Leonard Mazur		Myron Holubiak
	(“PEO”) (1)		(“Former PEO”) (1)
Year	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Summary Compensation Table Total for Former PEO (2)	Compensation Actually Paid to Former PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(6)	Net Income (Loss)(7)
2024	$3,521,268	$(2,036,356)	--	--	$1,966,551	$(615,875)	$24.68	$(40,186,151)
2023	$1,981,113	$6,286,648	--	--	$1,382,438	$2,753,342	$33.69	$(33,694,120)
2022	$1,190,056	$479,349	$1,240,056	$529,349	$848,424	$405,779	$59.61	$(33,640,646)

(1)	Myron Holubiak was our PEO from March 30, 2016, until Leonard Mazur’s appointment to be our PEO, effective on May 1, 2022.

(2)	Represents the amounts of total compensation reported for our PEO and Former PEO for each corresponding year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on December 22, 2022 or January 26, 2024, as applicable.

(3)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and Former PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made for our PEO and Former PEO’s total compensation for each applicable year to determine the compensation actually paid:

(4)	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on December 22, 2022 or January 26, 2024, as applicable, which includes for 2024, Mr. Bartushak and Mr. Holubiak, for 2023, Mr. Holubiak and Dr. Czuczman, and for 2022, Mr. Bartushak and Dr. Czuczman (the “Non-PEO NEOs”).

(5)	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

(6)	TSR is cumulative for the measurement periods beginning on September 30, 2021 and ending on September 30 for each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our Company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid in 2022, 2023 or 2024.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote
	Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Option Awards (a)(b)($)	Equity Award Adjustments (b)($)	Compensation Actually Paid to PEO ($)
Leonard Mazur	2024	$3,521,268	$(2,832,518)	$(2,725,106)	$(2,036,356)
PEO	2023	$1,981,113	$(1,304,238)	$5,609,773	$6,286,648
	2022	$1,190,056	$(620,056)	$(90,651)	$479,349
Myron Holubiak	2024	--	--	--	--
Former PEO	2023	--	--	--	--
	2022	$1,240,056	$(620,056)	$(90,651)	$529,349

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	In order to calculate the average compensation “actually paid” to our PEO and Former PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Leonard Mazur	2024	$203,007	$(2,921,638)	--	$(6,475)	--	--	$(2,725,106)
PEO	2023	$6,171,119	$(567,880)	--	$6,533	--	--	$(5,609,773)
	2022	$521,643	$(612,295)	--	--	--	--	$(90,651)
Myron Holubiak	2024	--	--	--	--	--	--	--
Former PEO	2023	--	--	--	--	--	--	--
	2022	$521,643	$(612,295)	--	--	--	--	$(90,651)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,966,551	$ 1,382,438		$ 848,424
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ (615,875)	2,753,342		405,779
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$1,966,551	$(1,345,788)	$(1,236,638)	$(615,875)
2023	$1,382,438	$(776,125)	$2,147,029	$2,753,342
2022	$848,424	$(308,982)	$(133,663)	$405,779

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$129,186	$(1,360,463)	--	$(5,361)	--	--	$(1,236,638)
2023	$2,475,862	$(330,700)	--	$1,867	--	--	$2,147,029
2022	$240,758	$(374,422)	--	--	--	--	$(133,663)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to our PEO and Former PEO and the average amount of compensation actually paid to our Non-PEO NEOs during the periods presented are not directly correlated with TSR. We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above in the section “Narrative to Summary Compensation Table – Cash Bonuses” part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals, subject to certain other criteria as described above under “Employment and Other Contracts.” Additionally, we view stock options, which are an integral part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. In 2022 and 2023, our net income (loss) remained generally flat and net (loss) increased between 2023 and 2024, whereas the compensation actually paid for both our PEO and non-PEO NEOs increased between 2022 and 2023 and decreased between 2023 and 2024.

Total Shareholder Return Amount	[3]	$ 24.68	33.69		59.61
Net Income (Loss)	[4]	$ (40,186,151)	(33,694,120)		(33,640,646)
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 129,186	2,475,862		240,758
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,360,463)	(330,700)		(374,422)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,361)	1,867
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,236,638)	2,147,029		(133,663)
Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,345,788)	(776,125)		(308,982)
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(1,236,638)	2,147,029		(133,663)
Leonard Mazur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6],[7]	3,521,268	1,981,113		1,190,056
PEO Actually Paid Compensation Amount	[6],[8]	$ (2,036,356)	6,286,648		479,349
PEO Name		Leonard Mazur
Leonard Mazur [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,725,106)	5,609,773	[9]	(90,651)	[9]
Leonard Mazur [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		203,007	6,171,119		521,643
Leonard Mazur [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,921,638)	(567,880)		(612,295)
Leonard Mazur [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Leonard Mazur [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,475)	6,533
Leonard Mazur [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Leonard Mazur [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Leonard Mazur [Member] | Adjustment Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,832,518)	(1,304,238)	[9],[10]	(620,056)	[9],[10]
Leonard Mazur [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,725,106)	(5,609,773)		(90,651)
Myron Holubiak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6],[7]				1,240,056
PEO Actually Paid Compensation Amount	[6],[8]				529,349
PEO Name		Myron Holubiak
Myron Holubiak [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]				(90,651)
Myron Holubiak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					521,643
Myron Holubiak [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(612,295)
Myron Holubiak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Myron Holubiak [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Myron Holubiak [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Myron Holubiak [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Myron Holubiak [Member] | Adjustment Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9],[10]				(620,056)
Myron Holubiak [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (90,651)

[1]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on December 22, 2022 or January 26, 2024, as applicable, which includes for 2024, Mr. Bartushak and Mr. Holubiak, for 2023, Mr. Holubiak and Dr. Czuczman, and for 2022, Mr. Bartushak and Dr. Czuczman (the “Non-PEO NEOs”).
[2]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):
[3]	TSR is cumulative for the measurement periods beginning on September 30, 2021 and ending on September 30 for each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our Company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid in 2022, 2023 or 2024.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[5]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$129,186	$(1,360,463)	--	$(5,361)	--	--	$(1,236,638)
2023	$2,475,862	$(330,700)	--	$1,867	--	--	$2,147,029
2022	$240,758	$(374,422)	--	--	--	--	$(133,663)

[6]	Myron Holubiak was our PEO from March 30, 2016, until Leonard Mazur’s appointment to be our PEO, effective on May 1, 2022.
[7]	Represents the amounts of total compensation reported for our PEO and Former PEO for each corresponding year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on December 22, 2022 or January 26, 2024, as applicable.
[8]	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and Former PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made for our PEO and Former PEO’s total compensation for each applicable year to determine the compensation actually paid:
[9]	In order to calculate the average compensation “actually paid” to our PEO and Former PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Leonard Mazur	2024	$203,007	$(2,921,638)	--	$(6,475)	--	--	$(2,725,106)
PEO	2023	$6,171,119	$(567,880)	--	$6,533	--	--	$(5,609,773)
	2022	$521,643	$(612,295)	--	--	--	--	$(90,651)
Myron Holubiak	2024	--	--	--	--	--	--	--
Former PEO	2023	--	--	--	--	--	--	--
	2022	$521,643	$(612,295)	--	--	--	--	$(90,651)

[10]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.